                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                           U.S. EQUITY PLUS PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of the Portfolio through a bank:

        The Portfolio's shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolio's shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolio involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                         INTERNATIONAL MAGNUM PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of the Portfolio through a bank:

        The Portfolio's shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolio's shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolio involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of a Portfolio through a bank:

        The Portfolios' shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolios' shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolios involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of the Portfolio through a bank:

        The Portfolio's shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolio's shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolio involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MAY 19, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The following information is important for any person who purchases shares of the Portfolio through a bank:

        The Portfolio's shares are not obligations, deposits or accounts of, or endorsed or guaranteed by, any bank or depositary institution, or any affiliates or correspondents thereof. The Portfolio's shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Shares of the Portfolio involve investment risks, including the possible loss of principal.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE